Schedule of allocation of goodwill (Details) - Goodwill [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Air Transportation [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets with indefinite useful life	R$ 3,544,950	R$ 325,381
Intangible assets - value in use	R$ 36,535,754	R$ 20,784,520
Discount rate applied to cash flow projections	14.84%	13.98%
Growth rate used to extrapolate cash flow projections	3.18%	3.25%
[custom:CashgeneratingSensitivityUnitValueInUse-0]	R$ 30,481,528	R$ 17,956,770
[custom:IntangibleAssetsWithIndefiniteUsefulLife1-0]	(6,054,226)	(2,827,750)
[custom:CashgeneratingVariationUnitValueInUse-0]	23,706,460	14,520,245
[custom:IntangibleAssetsWithIndefiniteUsefulLife2-0]	R$ (12,829,294)	(6,264,275)
Loyalty Program [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets with indefinite useful life		216,921
Intangible assets - value in use		R$ 6,771,427
Discount rate applied to cash flow projections		14.72%
Growth rate used to extrapolate cash flow projections		3.25%
[custom:CashgeneratingSensitivityUnitValueInUse-0]		R$ 6,266,730
[custom:IntangibleAssetsWithIndefiniteUsefulLife1-0]		(504,697)
[custom:CashgeneratingVariationUnitValueInUse-0]		5,655,353
[custom:IntangibleAssetsWithIndefiniteUsefulLife2-0]		R$ (1,116,074)